JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.3%
Aerospace & Defense — 0.8%
HEICO Corp., Class A	490	66,609
Banks — 0.4%
East West Bancorp, Inc.	555	30,798
Beverages — 0.8%
Constellation Brands, Inc., Class A	280	63,348
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc. *	469	94,002
Exact Sciences Corp. * (a)	1,179	79,944
Exelixis, Inc. *	2,951	57,266
Natera, Inc. *	1,166	64,749
Neurocrine Biosciences, Inc. *	614	62,182
Sarepta Therapeutics, Inc. *	286	39,416
Seagen, Inc. *	297	60,080
		457,639
Broadline Retail — 0.5%
Etsy, Inc. * (a)	351	39,116
Building Products — 2.1%
Trane Technologies plc	963	177,085
Capital Markets — 7.3%
Ares Management Corp.	1,107	92,382
FactSet Research Systems, Inc.	189	78,228
LPL Financial Holdings, Inc.	471	95,285
Morningstar, Inc.	235	47,789
MSCI, Inc.	243	135,738
S&P Global, Inc.	213	73,428
Tradeweb Markets, Inc., Class A	1,060	83,775
		606,625
Commercial Services & Supplies — 2.8%
Cintas Corp.	117	54,175
Copart, Inc. *	2,352	176,914
		231,089
Communications Equipment — 1.3%
Arista Networks, Inc. *	667	111,964
Construction & Engineering — 3.6%
AECOM	713	60,087
Quanta Services, Inc.	1,121	186,748
Valmont Industries, Inc.	160	51,190
		298,025
Distributors — 0.4%
Pool Corp.	94	32,256
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	680	52,350

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 2.3%
AMETEK, Inc.	690	100,290
Hubbell, Inc.	365	88,854
		189,144
Electronic Equipment, Instruments & Components — 3.4%
Jabil, Inc.	814	71,766
Keysight Technologies, Inc. *	476	76,962
Teledyne Technologies, Inc. *	146	65,179
Zebra Technologies Corp., Class A *	230	73,136
		287,043
Energy Equipment & Services — 0.7%
TechnipFMC plc (United Kingdom) *	4,119	56,218
Entertainment — 1.1%
Take-Two Interactive Software, Inc. *	743	88,614
Financial Services — 1.2%
Global Payments, Inc.	468	49,300
Remitly Global, Inc. *	3,275	55,510
		104,810
Ground Transportation — 1.0%
Old Dominion Freight Line, Inc.	238	80,997
Health Care Equipment & Supplies — 8.6%
Align Technology, Inc. *	204	68,091
Cooper Cos., Inc. (The)	215	80,425
Dexcom, Inc. *	1,428	165,932
Hologic, Inc. *	978	78,893
IDEXX Laboratories, Inc. *	147	73,275
Insulet Corp. *	380	121,271
Novocure Ltd. *	161	9,702
ResMed, Inc.	390	85,370
Shockwave Medical, Inc. *	153	33,123
		716,082
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. *	969	69,998
Amedisys, Inc. *	549	40,434
Centene Corp. *	1,205	76,170
McKesson Corp.	170	60,458
		247,060
Hotels, Restaurants & Leisure — 5.5%
Aramark	1,506	53,913
Booking Holdings, Inc. *	18	46,834
Chipotle Mexican Grill, Inc. *	89	151,250
Domino's Pizza, Inc.	96	31,835

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	1,024	144,230
Royal Caribbean Cruises Ltd. *	463	30,261
		458,323
Household Durables — 1.1%
Garmin Ltd.	476	48,040
Helen of Troy Ltd. *	481	45,766
		93,806
Insurance — 1.3%
Progressive Corp. (The)	763	109,151
IT Services — 1.4%
Globant SA *	70	11,385
MongoDB, Inc. *	453	105,694
		117,079
Life Sciences Tools & Services — 4.8%
10X Genomics, Inc., Class A *	628	35,051
Agilent Technologies, Inc.	1,036	143,260
Maravai LifeSciences Holdings, Inc., Class A *	1,677	23,497
Mettler-Toledo International, Inc. *	69	105,623
West Pharmaceutical Services, Inc.	267	92,524
		399,955
Machinery — 2.8%
Ingersoll Rand, Inc.	1,261	73,391
ITT, Inc.	934	80,615
Toro Co. (The)	733	81,460
		235,466
Media — 1.6%
Trade Desk, Inc. (The), Class A *	2,232	135,979
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	1,243	50,830
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp. * (a)	1,106	25,539
Cheniere Energy, Inc.	964	151,851
EOG Resources, Inc.	716	82,131
		259,521
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals plc *	355	51,959
Royalty Pharma plc, Class A	1,721	62,021
		113,980
Professional Services — 0.9%
Equifax, Inc.	393	79,718
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. *	486	47,633

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Entegris, Inc.	831	68,178
Marvell Technology, Inc.	1,078	46,676
Monolithic Power Systems, Inc.	121	60,777
Rambus, Inc. *	635	32,550
SolarEdge Technologies, Inc. *	244	74,235
Teradyne, Inc.	385	41,377
Wolfspeed, Inc. * (a)	505	32,775
		404,201
Software — 14.2%
Cadence Design Systems, Inc. *	822	172,744
Clear Secure, Inc., Class A (a)	832	21,774
Confluent, Inc., Class A * (a)	2,497	60,104
Crowdstrike Holdings, Inc., Class A *	832	114,236
DocuSign, Inc. *	773	45,061
Five9, Inc. *	508	36,711
HashiCorp, Inc., Class A *	1,785	52,292
HubSpot, Inc. *	267	114,206
Palo Alto Networks, Inc. *	671	133,967
Procore Technologies, Inc. * (a)	1,000	62,600
Synopsys, Inc. *	483	186,598
Workday, Inc., Class A *	326	67,321
Zoom Video Communications, Inc., Class A *	1,000	73,847
Zscaler, Inc. *	342	39,975
		1,181,436
Specialty Retail — 4.8%
AutoZone, Inc. *	47	116,076
Burlington Stores, Inc. *	363	73,463
National Vision Holdings, Inc. *	957	18,035
Ross Stores, Inc.	692	73,434
Tractor Supply Co.	497	116,707
		397,715
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. *	219	79,765
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,531	60,255
Total Common Stocks (Cost $6,492,243)		8,114,052
Short-Term Investments — 4.0%
Investment Companies — 3.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $273,230)	273,151	273,233
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	51,902	51,912

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	10,464	10,464
Total Investment of Cash Collateral from Securities Loaned (Cost $62,388)		62,376
Total Short-Term Investments (Cost $335,618)		335,609
Total Investments — 101.3% (Cost $6,827,861)		8,449,661
Liabilities in Excess of Other Assets — (1.3)%		(105,144)
NET ASSETS — 100.0%		8,344,517

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $62,155.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,449,661	$—	$—	$8,449,661

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$260,555	$1,772,080	$1,759,423	$38	$(17)	$273,233	273,151	$5,430	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	53,864	676,000	678,000	59	(11)	51,912	51,902	2,571	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	6,877	317,139	313,552	—	—	10,464	10,464	368	—
Total	$321,296	$2,765,219	$2,750,975	$97	$(28)	$335,609		$8,369	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.